COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Administration expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Directors' and statutory auditors' fees	$ 280,833	$ 251,527	$ 199,248
Professional fees	1,017,618	2,541,276	1,690,134
Advertising and publicity	542,054	633,316	673,128
Taxes	1,469,457	1,648,448	1,672,778
Maintenance, security and services	1,727,446	846,858	804,156
Rent	51,745	715,107	621,264
Others	2,484,390	1,978,864	1,905,586
Total	$ 7,573,543	$ 8,615,396	$ 7,566,294